Inventories (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Inventories
Schedule of inventories

	As of December 31,	As of June 30,
	2022	2023
	RMB	RMB
Raw materials	65,575	73,767
Work in process	2,999	1,095
Finished goods	113,998	111,364
Total	182,572	186,226

	As of December 31,
	2021	2022
	RMB	RMB
Raw material	117,845	65,575
Work-in-process	2,690	2,999
Finished goods	102,784	113,998
Total	223,319	182,572